GOODWILL AND OTHER INTANGIBLES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortized intangible assets - core deposits [Abstract]
Gross Carrying Amount	$ 11,916	$ 11,916
Accumulated Amortization	8,580	7,610
Unamortized intangible assets - goodwill [Abstract]
Gross Carrying Amount	28,300	28,300
Intangible amortization expense	1,000	$ 1,000	$ 1,100
Summary of estimated core deposit intangible amortization [Abstract]
2022	785
2023	547
2024	516
2025	487
2026	460
2027 and thereafter	541
Total	$ 3,336